Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
21.	ADVERTISING EXPENSES

Advertising expenses incurred during the years ended
March 31, 2015,
2016
and
2017
related primarily to advertisements in magazines, journals and newspapers and amounted to
¥574,118
thousand,
¥815,439
thousand and
¥953,632
thousand, respectively.